GENERAL INFORMATION (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Accumulated losses		$ 62,912	$ 52,117
Number of shares issued		17,864,684	11,459,780
Proceeds from issuing shares				$ 12,087
IPO [Member]
Statement Line Items [Line Items]
Number of shares issued	1,400,000
Proceeds from issuing shares	$ 9,600